Business Combination - Schedule of Net Proceeds From The Business Combination (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Less: underwriting fees and other offering costs	$ (16,724)
Net Proceeds From Business Combination, Total	42,761
MCAD cash and cash held in trust [Member]
Business Acquisition [Line Items]
Cash	9,485
Proceeds from PIPE Investment [Member]
Business Acquisition [Line Items]
Cash	$ 50,000